Trade Receivables (Details 4) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Loss allowance: opening balance	$ 8,948	$ 58,488
Additions		12,213
Reversals		(1,541)
Write-offs		(7,726)
Disposition of subsidiaries		(33,999)
Other		(21,099)
Currency translation adjustment		2,612
Loss allowance: ending balance	$ 311	$ 8,948